Mid Cap Value Portfolio Expense Example - Mid Cap Value Portfolio - Mid Cap Value Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,069